Debt - Line of Credit (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Line Of Credit Facility Interest Rate Under Agreement Maximum	0.15%
Unsecured revolving credit agreement	$ 1,500.0
Debt Instrument, Unused Borrowing Capacity, Amount	2,000.0
Additional Credit Facility	500.0
Maximum Amount Of Letters Of Credit Issuable	$ 200.0
Line Of Credit Facility Interest Rate Under Agreement Minimum	0.05%
Facility fee (in hundredths)	0.10%
Level the debt to capitalization must be below under the facility agreement	50.00%
Expected Proceeds From Issuance Of Long Term Debt	$ 13,000.0
Line Of Credit Borrowing Capacity Under Bridge Credit Agreement	13,000.0
Required prepayments in excess	300.0
Term Loan Principal	$ 3,200.0
Bridge Loan [Member]
Line of Credit Facility [Line Items]
Level of debt to capitalization must be at or below under the bridge agreement	0.5
Interest Rate On Agreements Federal Funds	0.50%
Interest Rate On Agreements LIBOR	1.00%
Margin increase 90 days after closing	0.25%
Duration Fee - 90 days	0.50%
Duration Fee - 180 days	0.75%
Duration Fee - 270 days	1.00%
Term Loan [Member]
Line of Credit Facility [Line Items]
Interest Rate On Agreements Federal Funds	0.50%
Interest Rate On Agreements LIBOR	1.00%
Level of debt to capitalization must be at or below under the term loan agreement	0.5
Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount	$ 2,000.0
Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount	$ 3,000.0
Maximum [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
LIBOR Margins	1.25%
Base Rate Margins	0.25%
Maximum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
LIBOR Margins	1.50%
Base Rate Margins	0.50%
Minimum [Member] | Bridge Loan [Member]
Line of Credit Facility [Line Items]
LIBOR Margins	0.75%
Base Rate Margins	0.00%
Minimum [Member] | Term Loan [Member]
Line of Credit Facility [Line Items]
LIBOR Margins	0.75%
Base Rate Margins	0.00%